Accounting Policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Renewable Energy Power Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	20 years
Pipelines [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	20 years
Bottom of Range | Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of Range | Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	6 years
Bottom of Range | IT Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Bottom of Range | Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	2 years
Bottom of Range | Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	5 years
Bottom of Range | Civil Engineering Works at Hydroelectric Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of Range | Electromechanical Equipment at Hydroelectric Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of Range | Coal / fuel plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	20 years
Bottom of Range | Combined Cycle Power Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Top of Range | Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	60 years
Top of Range | Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	65 years
Top of Range | IT Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	15 years
Top of Range | Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	35 years
Top of Range | Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Top of Range | Civil Engineering Works at Hydroelectric Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	65 years
Top of Range | Electromechanical Equipment at Hydroelectric Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	45 years
Top of Range | Coal / fuel plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	40 years
Top of Range | Combined Cycle Power Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	25 years